UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly reporting period from
May 1, 2018 to May 31, 2018.

Commission File Number of issuing entity: 333-192577-02	Commission File Number of issuing entity: 333-192577-01
Central Index Key Number of issuing entity: 0001592145	Central Index Key Number of issuing entity: 0001592143

CABELA'S CREDIT CARD MASTER NOTE TRUST	CABELA'S MASTER CREDIT CARD TRUST
(Exact name of issuing entity as specified in its charter)	(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the Notes)	(Issuing entity in respect of the Series 2004-1 Certificate)

Commission File Number of depositor: 333-192577
Central Index Key Number of depositor: 0001540723

WFB FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(as successor in interest to World's Foremost Bank)
(Exact name of sponsor as specified in its charter)

Eric Bauder
Director, Capital Markets
703-720-3148

Delaware	New York
(State or other jurisdiction of incorporation	(State or other jurisdiction of incorporation
or organization of the issuing entity)	or organization of the issuing entity)

c/o WFB Funding, LLC	c/o WFB Funding, LLC
4800 NW 1st Street	4800 NW 1st Street
Lincoln, Nebraska 68521	Lincoln, Nebraska 68521
Attn: 73001-0150	Attn: 73001-0150
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the issuing entity)

402-323-5958	402-323-5958
(Telephone number, including area code)	(Telephone number, including area code)

Not Applicable	Not Applicable
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Registered reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Series 2014-II, Class A	☐	☐	☒
Series 2015-I, Class A-1	☐	☐	☒
Series 2015-I, Class A-2	☐	☐	☒
Series 2015-II, Class A-1	☐	☐	☒
Series 2015-II, Class A-2	☐	☐	☒
Series 2016-I, Class A-1	☐	☐	☒
Series 2016-I, Class A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes ☒    No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item One is set forth in Exhibit 99.1 with respect to the Series 2014-II Notes, Exhibit 99.2 with respect to the Series 2015-I Notes, Exhibit 99.3 with respect to the Series 2015-II Notes, and Exhibit 99.4 with respect to the Series 2016-I Notes.

Are there any material modifications, extensions, or waivers to pool asset terms, fees, penalties, or payments during the distribution period or that have cumulatively become material over time?    Yes ☐    No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes ☐    No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?     Yes ☐    No ☒

No assets securitized by the depositor and held by Cabela's Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the reporting period from May 1, 2018 to May 31, 2018.

The depositor filed its most recent Form ABS-15G on February 13, 2018. The CIK number of the depositor is 0001540723.

Item 10. Exhibits.

Exhibit No.	Document Description
99.1	Monthly Report to Series 2014-II Noteholders
99.2	Monthly Report to Series 2015-I Noteholders
99.3	Monthly Report to Series 2015-II Noteholders
99.4	Monthly Report to Series 2016-I Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:	June 15, 2018

CABELA'S CREDIT CARD MASTER NOTE TRUST
(Issuing Entity)

CABELA'S MASTER CREDIT CARD TRUST
(Issuing Entity)

		By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

		By:	/s/ Shaun Ross
		Name:	Shaun Ross
		Title:	Managing Vice President, Deputy Controller